Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	598,800	594,383
Amount | $	$ 120,543	$ 82,747
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	588,962	582,771
Amount | $	$ 75,562	$ 48,357
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	9,838	11,612
Amount | $	$ 44,981	$ 34,390